UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/13

FORM N-Q
Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Market Value

Aerospace Products & Services - 10.5%
Precision Castparts Corp.	208,622	$47,407,263

Banks & Thrifts/Financial Services - 1.4%
Banner Corp.	158,213	6,037,408

Business Products & Services - 12.3%
CACI International, Inc.(a)	185,900	12,847,549
PTC, Inc.(a)	432,804	12,304,618
Synopsys, Inc.(a)	799,192	30,129,538
		55,281,705

Consumer Products & Services - 9.9%
Big Lots, Inc.(a)	651,962	24,181,271
Darden Restaurants, Inc.	180,000	8,332,200
Orient-Express Hotels Ltd. - Class A(a)	806,827	10,472,614
Saks, Inc.(a)	101,534	1,618,452
		44,604,537

Health Care Products & Services - 12.1%
Universal Health Services, Inc. - Class B	728,319	54,616,642

Industrial Services - 9.8%
DeVry, Inc.	732,442	22,383,428
United Rentals, Inc.(a)	374,997	21,858,575
		44,242,003

Industrial Specialty Products - 18.7%
FEI Company	403,699	35,444,772
IPG Photonics Corp.	396,752	22,341,105
QLogic Corp.(a)	527,016	5,765,555
Rofin-Sinar Technologies, Inc.(a)	281,458	6,814,098
Rogers Corp.(a)	235,953	14,034,485
		84,400,015

Insurance - 18.7%
Arthur J. Gallagher & Company	403,424	17,609,458
Brown & Brown, Inc.	578,261	18,562,178
Radian Group, Inc.	223,789	3,117,381
Willis Group Holdings plc	1,037,520	44,955,741
		84,244,758

Oil & Gas Producers - 2.3%
Forest Oil Corp.(a)	817,095	4,984,280
Stone Energy Corp.(a)	163,000	5,286,090
		10,270,370

Security Products & Services - 2.5%
Checkpoint Systems, Inc.(a)	669,150	11,174,805

TOTAL COMMON STOCKS (Cost $177,238,632)		$442,279,506

MONEY MARKETS - 1.7%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	7,853,888	$7,853,888

TOTAL MONEY MARKETS (Cost $7,853,888)		$7,853,888

TOTAL INVESTMENT SECURITIES - 99.9% (Cost $185,092,520)		$450,133,394
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		410,074

NET ASSETS - 100.0%		$450,543,468

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Market Value

Aerospace Products & Services - 4.6%
Precision Castparts Corp.	133,000	$30,222,920

Banks & Thrifts/Financial Services - 4.8%
MasterCard, Inc. - Class A	32,500	21,865,350
State Street Corp.	107,500	7,068,125
WSFS Financial Corp.	48,546	2,924,897
		31,858,372

Broadcasting/Cable TV/Advertising - 4.8%
Interpublic Group of Companies, Inc.	957,000	16,441,260
Time Warner, Inc.	230,000	15,136,300
		31,577,560

Business Products & Services - 17.4%
CA, Inc.	455,089	13,502,491
CACI International, Inc.(a)	35,000	2,418,850
Check Point Software Technologies Ltd.(a)	365,000	20,644,400
Copart, Inc.(a)	170,100	5,407,479
Lender Processing Services, Inc.	50,256	1,672,017
PTC, Inc.(a)	650,000	18,479,500
Synopsys, Inc.(a)	572,012	21,564,852
Teradata Corp.(a)	272,840	15,126,250
Trimble Navigation Ltd.(a)	540,000	16,043,400
		114,859,239

Chemicals - 11.0%
Agrium, Inc.	70,700	5,940,921
Air Products and Chemicals, Inc.	157,500	16,784,775
Albemarle Corp.	127,300	8,012,262
FMC Corp.	380,000	27,253,600
Praxair, Inc.	123,000	14,785,830
		72,777,388

Consumer Products & Services - 8.0%
American Eagle Outfitters, Inc.	450,000	6,295,500
Dr. Pepper Snapple Group, Inc.	165,000	7,395,300
McCormick & Company, Inc.	210,260	13,603,822
PetSmart, Inc.	120,000	9,151,200
Ross Stores, Inc.	230,000	16,744,000
		53,189,822

Health Care Products & Services - 8.8%
AbbVie, Inc.	180,000	8,051,400
CVS Caremark Corp.	192,090	10,901,107
Laboratory Corporation of America Holdings(a)	150,000	14,871,000
Universal Health Services, Inc. - Class B	320,013	23,997,775
		57,821,282

Industrial Services - 2.2%
Republic Services, Inc.	440,000	14,678,400

Industrial Specialty Products - 15.9%
Amphenol Corp.	201,300	15,576,594
FEI Company	196,742	17,273,948
International Rectifier Corp.(a)	120,246	2,978,493
MSC Industrial Direct Company, Inc. - Class A	185,000	15,049,750
Nordson Corp.	199,000	14,652,370
Pall Corp.	272,500	20,993,400
W.W. Grainger, Inc.	70,000	18,319,700
		104,844,255

Insurance - 2.9%
Brown & Brown, Inc.	180,000	5,778,000
Willis Group Holdings plc	310,000	13,432,300
		19,210,300

Medical Products & Services - 5.3%
Abbott Laboratories	200,000	6,638,000
Charles River Laboratories International, Inc.(a)	155,000	7,170,300
Varian Medical Systems, Inc.(a)	285,000	21,298,050
		35,106,350

Oil & Gas Producers - 8.3%
Anadarko Petroleum Corp.	200,000	18,598,000
EOG Resources, Inc.	172,500	29,200,800
Forest Oil Corp.(a)	282,500	1,723,250
Stone Energy Corp.(a)	162,541	5,271,205
		54,793,255

Oil & Gas Services - 1.0%
Core Laboratories N.V.	40,000	6,768,400

Transportation - 2.1%
FedEx Corp.	122,500	13,978,475

Utilities - 0.9%
Entergy Corp.	92,500	5,845,075

Other - 0.6%(b)		4,071,600

TOTAL COMMON STOCKS (Cost $411,876,112)		$651,602,693

MONEY MARKETS - 1.3%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	9,040,876	$9,040,876

TOTAL MONEY MARKETS (Cost $9,040,876)		$9,040,876

TOTAL INVESTMENT SECURITIES - 99.9% (Cost $420,916,988)		$660,643,569
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		331,124

NET ASSETS - 100.0%		$660,974,693

(a)	Non-income producing security.

(b)	“Other” category includes all issues that are not disclosed separately in the Portfolio of Investments.

See notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of September 30, 2013, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$273,977,135	$251,215,463
Gross Unrealized Depreciation	$(8,936,261)	$(11,488,882)
Net Unrealized Appreciation	$265,040,874	$239,726,581

Federal Income Tax Cost	$185,092,520	$420,916,988

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2013. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$442,279,506	$-	$-	$442,279,506
Money Markets	7,853,888	-	-	7,853,888
Total	$450,133,394	$-	$-	$450,133,394

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$651,602,693	$-	$-	$651,602,693
Money Markets	9,040,876	-	-	9,040,876
Total	$660,643,569	$-	$-	$660,643,569

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 11, 2013

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	November 11, 2013